Operating lease obligations (Tables)	12 Months Ended
Dec. 31, 2018
Operating lease obligations
Schedule of minimum lease payments under operating leases recognized in the income statement for the year

	Year ended December 31,
	2018	2017	2016
	(Euro, in thousands)
Total minimum lease payments under operating leases	€5,340	€4,799	€4,302